Equity (Details) - USD ($)			6 Months Ended	12 Months Ended
		Apr. 04, 2023	Jun. 30, 2024	Dec. 31, 2023	Oct. 25, 2023	Dec. 18, 2020
Equity [Line items]
Fair value of warrants (in Dollars)			$ 368,454
Market value of underlying, per share (in Dollars per share)			$ 4.05
Risk free rate			4.50%
Exercise price of warrants (in Dollars per share)			$ 4.46
Volatility rate			183.50%
Expected future dividends (in Dollars)
Capital contribution (in Dollars)			$ 1,000,000	$ 600,000
After tax net income percentage			10.00%
Entity registered capital			50.00%
Statutory reserve (in Dollars)			$ 4,900,000	4,900,000
After tax profit			10.00%
Registered capital			50.00%
Paid-in-capital (in Dollars)			$ 87,100,000
Restricted statutory reserve (in Dollars)				$ 87,100,000
Underwriter’s Warrants [Member]
Equity [Line items]
Common stock, shares issued					97,513
Aggregate shares			144,000
Ordinary Shares [Member]
Equity [Line items]
Common stock, shares authorized			50,000
Common stock, par or stated value per share (in Dollars per share)			$ 1
Class A Ordinary Shares [Member]
Equity [Line items]
Common stock, shares authorized	[1]		400,000,000	400,000,000
Common stock, par or stated value per share (in Dollars per share)	[1]		$ 0.0001	$ 0.0001
Common stock, shares issued	[1]		40,617,513	40,617,513
Common stock, shares outstanding	[1]		40,617,513	40,617,513
Class A Ordinary Shares [Member] | Underwriter’s Warrants [Member]
Equity [Line items]
Common stock, shares issued			40,617,513	40,617,513
Price per share (in Dollars per share)			$ 4.46
Common stock, shares outstanding			40,617,513	40,617,513
Class A Ordinary Shares [Member] | Cayman Islands [Member]
Equity [Line items]
Common stock, shares authorized						400,000,000
Class B Ordinary Shares [Member]
Equity [Line items]
Common stock, shares authorized	[1]		100,000,000	100,000,000
Common stock, par or stated value per share (in Dollars per share)	[1]		$ 0.0001	$ 0.0001
Common stock, shares issued	[1]		41,880,000	41,880,000
Common stock, shares outstanding	[1]		41,880,000	41,880,000
Class B Ordinary Shares [Member] | Underwriter’s Warrants [Member]
Equity [Line items]
Common stock, shares issued			41,880,000	41,880,000
Common stock, shares outstanding			41,880,000	41,880,000
Class B Ordinary Shares [Member] | Cayman Islands [Member]
Equity [Line items]
Common stock, shares authorized						100,000,000
Common stock, par or stated value per share (in Dollars per share)						$ 0.0001
IPO [Member]
Equity [Line items]
Aggregate gross proceeds (in Dollars)		$ 9,600,000
Net proceeds (in Dollars)		$ 8,500,000
IPO [Member] | Class A Ordinary Shares [Member]
Equity [Line items]
Common stock, par or stated value per share (in Dollars per share)		$ 4
Common stock, shares issued		2,400,000

[1]	Shares and per share data are presented on a retroactive basis to reflect the reorganization described herein.